Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax from continuing operations	£ 4,223	£ 4,867	£ 5,418
Tax charge based on the applicable UK corporation tax rate of 23.5% (2022: 19%, 2021: 19%)	992	925	1,029
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.6% (2022: 22.3%, 2021: 24.0%))	£ 3	£ 160	£ 273
Applicable tax rate	23.50%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	0.10%	3.30%	5.00%
Recurring items:
Non-creditable taxes including withholding taxes	£ 124	£ 117	£ 124
Non-deductible expenses	47	28	61
Impact of UK bank levy being non-deductible	35	28	25
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	14	17	25
Adjustments in respect of prior years	14	(157)	105
Tax adjustments in respect of share-based payments	1	10	(5)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(58)	(146)	(140)
Non-taxable gains and income	(60)	(129)	(152)
Banking surcharge and other items	(89)	(39)	(48)
Tax relief on payments made under AT1 instruments	(174)	(136)	(113)
Tax relief on holdings of inflation-linked government bonds	£ (194)	£ (510)	£ (157)
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	3.00%	2.40%	2.30%
Non-deductible expenses, percentage	1.10%	0.60%	1.10%
Impact of UK bank levy being non-deductible, percentage	0.80%	0.60%	0.50%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.30%	0.30%	0.50%
Adjustments in respect of prior years, percentage	0.30%	(3.20%)	1.90%
Tax adjustments in respect of share-based payments, percentage	0.00%	0.20%	(0.10%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(1.40%)	(3.00%)	(2.60%)
Non-taxable gains and income, percentage	(1.40%)	(2.60%)	(2.80%)
Banking surcharge and other items, percentage	(2.10%)	(0.80%)	(0.90%)
Tax relief on payments made under AT1 instruments, percentage	(4.10%)	(2.80%)	(2.10%)
Tax relief on holdings of inflation linked government bonds, percentage	(4.60%)	(10.50%)	(2.90%)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	£ 0	£ 183	£ (218)
Non-deductible provisions for investigations and litigation	0	85	0
Non-deductible provisions for UK customer redress	£ 7	£ 49	£ 21
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	0.00%	3.80%	(4.00%)
Non-deductible provisions for investigations and litigation, percentage	0.00%	1.70%	0.00%
Non-deductible provisions for UK customer redress, percentage	0.20%	1.00%	0.40%
Tax charge	£ 662	£ 485	£ 830
Total tax charge, percentage	15.70%	10.00%	15.30%
UK banking surcharge rate	4.25%	4.25%	4.25%
Weighted average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	23.50%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	23.60%	22.30%	24.00%